Employee Benefits - Schedule of Changes in Fair Value of Plan Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	¥ (116,469)
Balance at end of the year	(116,083)	¥ (116,469)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	391,743	345,630
Interest income on plan assets	8,574	7,527
Remeasurement of defined benefit plans Return on plan assets	1,164	15,923
Contributions by the employer	18,845	14,758
Contributions by the employees	5,053	4,610
Settlement	(60,320)	0
Benefits paid	(18,826)	(15,161)
Foreign currency translation differences	890	18,457
Balance at end of the year	¥ 347,123	¥ 391,743